Cover	May 24, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously disclosed and incorporated by reference on Form 8-K/A, on August 4, 2022, on May 24, 2022, the Registrant entered into material definitive agreement with JanOne, Inc., a Nevada corporation (“JanOne”). Pursuant to the material definitive agreement, the Company bought and assumed, all legal right, title, and interest to all of the assets, and none of the liabilities, of JanOne’s wholly owned subsidiary, GeoTraq, Inc. (“GeoTraq”), including but not limited to, all accounts receivable, inventory, 13,500 work in process inventory chipsets, 170 completed IOT tracker modules, equipment, machinery, tools, rights under existing warranties, indemnities and insurance benefits, books, records all goodwill and all intellectual property, including an issued patent associated with GeoTraq. The aggregate consideration for the asset purchase was $13,500,000, consisting of the Company’s issuance of 30,000,000 shares of unregistered restricted common stock to JanOne, and a convertible promissory note (“Note”) in the amount of $12,600,000. The Note accrues interest at 8% per annum, which is agreed to be paid in issuances of restricted common stock quarterly while the Note is outstanding, subject to a beneficial ownership limitation of 9.99% after giving effect to the issuance of restricted common stock. The maturity date is May 24, 2027. There is no prepayment penalty. The Company entered into the Note on May 24, 2022, along with the material definitive agreement. On June 16, 2022, the transaction closed by the Company issuing 30,000,000 restricted common shares to JanOne, completing its acquisition of the assets. The foregoing descriptions of the material definitive agreement and Note are summaries and are qualified in their entirety by reference to the complete text of the exhibits previously filed on Form 8-K and 8-K/A.
Document Period End Date	May 24, 2022
Entity File Number	33-20111
Entity Registrant Name	SPYR, INC.
Entity Central Index Key	0000829325
Entity Tax Identification Number	75-2636283
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6700 Woodlands Parkway,
Entity Address, Address Line Two	Ste. 230
Entity Address, Address Line Three	#331
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77382
City Area Code	303
Local Phone Number	991-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false